FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

ALPS/Kotak India Growth Fund

ALPS/Smith Short Duration Bond Fund

ALPS/Smith Total Return Bond Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Funds’ SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

The Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Fund’s SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Emerald Banking and Finance Fund

Emerald Growth Fund

Emerald Insights Fund

Emerald Small Cap Value Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Funds’ SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Emerald Select trueLiberty Income Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED NOVEMBER 29, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Fund’s SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Contrarian Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED SEPTEMBER 12, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Fund’s SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak Global Micro Cap Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Funds’ SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak US Stalwarts Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED DECEMBER 23, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Fund’s SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Highland Resolute Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Fund’s SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

ALPS/Kotak India Growth Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED DECEMBER 2, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Fund’s SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Rondure New World Fund

Rondure Overseas Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Funds’ SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Funds’ SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 6, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2020, the first three sentences in the “Remuneration of Trustees” section of the Funds’ SAI are hereby deleted and replaced with the following:

“Effective January 1, 2020, all Trustees will receive a quarterly retainer of $22,000, plus $9,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $4,000. Previously, the Independent Trustees received a quarterly retainer of $15,000, plus $6,000 for each regular Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $3,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE